Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-14 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	25.05%	15.20%	13.99%	21.73%	12.88%	12.23%	16.55%	11.54%	11.14%	14.82%	12.02%	13.23%